Offerings	Sep. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,050
Offering Note	There are being registered under this registration statement such indeterminate number of common shares, debt securities, subscription receipts, warrants and units of the Registrant, and combinations of such securities, separately or as units, as may be offered and sold from time to time by the Registrant or by selling securityholders, which collectively shall have an aggregate initial offering price not to exceed US$250,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Separate consideration may or may not be received for securities issuable upon exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends, distributions or similar transactions. The proposed maximum initial offering price per security will be determined from time to time in connection with the sale of the securities under this registration statement.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.